Variable Interest Entities - Conduit Facilities (Details) - Consolidated VIEs - USD ($)											12 Months Ended
	Jun. 10, 2015	Jun. 03, 2015	May 27, 2015	Jan. 16, 2015	Jan. 15, 2015	Jun. 26, 2014	Jun. 13, 2014	Dec. 20, 2013	Sep. 27, 2013	Sep. 26, 2013	Dec. 31, 2015	Jan. 30, 2017	Jan. 30, 2016	Dec. 10, 2015	Dec. 03, 2015	Nov. 23, 2015	Jul. 21, 2015	Jul. 15, 2015	Mar. 25, 2015	Mar. 24, 2015	Feb. 03, 2015	Mar. 24, 2014
Midbrook 2013-VFN1 Securitization | Personal Loans | Consumer Loan Securitizations
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility							$ 300,000,000			$ 300,000,000
Amounts funded at closing										$ 0
Funding period										1 year
Amount drawn											$ 0
Midbrook 2013-VFN1 Securitization | Personal Loans | Consumer Loan Securitizations | Minimum [Member]
Debt Instrument [Line Items]
Funding period including extended period							1 year
Midbrook 2013-VFN1 Securitization | Personal Loans | Consumer Loan Securitizations | Maximum
Debt Instrument [Line Items]
Funding period including extended period							2 years
Springleaf 2013-VFN1 Securitization | Consumer Loan Securitizations
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility									$ 350,000,000
Funding period									2 years
Amount drawn											0
Extended funding period									1 year
Springleaf 2013-VFN1 Securitization | Personal Loans | Consumer Loan Securitizations
Debt Instrument [Line Items]
Amounts funded at closing									$ 0
Funding period									2 years
Funding period including extended period									3 years
Extended funding period									1 year
Sumner Brook 2013-VFN1 Securitization | Consumer Loan Securitizations
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility				$ 350,000,000
Funding period				3 years	2 years
Amount drawn																	$ 100,000,000
Sumner Brook 2013-VFN1 Securitization | Personal Loans | Consumer Loan Securitizations
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility								$ 350,000,000
Amounts funded at closing								$ 0
Funding period								2 years
Funding period including extended period								2 years
Whitford Brook Funding Trust2014 VFN1 | Consumer Loan Securitizations
Debt Instrument [Line Items]
Amount drawn															$ 100,000,000
Whitford Brook Funding Trust2014 VFN1 | Personal Loans | Consumer Loan Securitizations
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility		$ 250,000,000				$ 300,000,000														$ 300,000,000
Funding period						3 years
Amount drawn											200,000,000							$ 100,000,000
Securitization required minimum balance						$ 100,000,000																$ 100,000,000
Amount paid under securitization																			$ 100,000,000
Mill River 2015 VFN1 | Consumer Loan Securitizations
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility			$ 400,000,000
Amounts funded at closing			$ 0
Funding period			3 years
Amount drawn											400,000,000			$ 200,000,000		$ 200,000,000
Second Avenue funding, LLC securitization | Consumer Loan Securitizations
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility		$ 250,000,000
Amounts funded at closing	$ 0										0
Funding period		3 years
Amount drawn											250,000,000					250,000,000
First Avenue Funding LLC 2015 | Consumer Loan Securitizations
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility	$ 250,000,000
Funding period	2 years
First Avenue funding, LLC securitization | Consumer Loan Securitizations
Debt Instrument [Line Items]
Amount drawn											250,000,000					$ 250,000,000
OneMain Financial Holdings, Inc. | Warehouse Agreement Borrowings
Debt Instrument [Line Items]
Line of credit, remaining borrowing capacity																					$ 3,000,000,000
Amount outstanding under a statutory trust											$ 1,400,000,000
OneMain Financial Holdings, Inc. | Warehouse Agreement Borrowings | Forecast
Debt Instrument [Line Items]
line of credit facility, remaining borrowing capacity, reduction												$ 1,000,000,000	$ 500,000,000